PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	R$ 27,927,458	R$ 26,370,445	R$ 26,370,445
Cost	61,812,399	55,944,016	51,611,687
Accumulated depreciation	(31,386,376)	(28,016,558)	(25,241,242)
Effect of foreign exchange differences	158,809	(36,563)
Acquisitions	5,537,624	4,536,206
Capitalized interest	206,764	182,799
Write-offs	(61,519)	(117,519)
Depreciation	(3,569,241)	(3,128,239)
Transfer between groups - intangible assets and investment property	(75,189)	(38,581)
Right of use - Remesurement	285,533	124,310
Mazet Acquisition		19,545
Others	15,784	15,055
Property plant and equipment, ending balance	30,426,023	27,927,458	26,370,445
Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	525,307	485,107	485,107
Cost	592,716	525,307	485,107
Effect of foreign exchange differences	9,943	(4,586)
Acquisitions	1,105	49,434
Write-offs		(1,627)
Transfers to other asset categories	57,087	3,025
Transfer between groups - intangible assets and investment property	(726)	(6,637)
Mazet Acquisition		591
Property plant and equipment, ending balance	592,716	525,307	485,107
Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	4,532,319	4,451,114	4,451,114
Cost	9,664,220	9,110,694	8,741,911
Accumulated depreciation	(4,891,708)	(4,578,375)	(4,290,797)
Effect of foreign exchange differences	14,711	(5,859)
Acquisitions	19,464	45,852
Write-offs		(12,021)
Depreciation	(290,195)	(282,612)
Transfers to other asset categories	464,518	347,730
Transfer between groups - intangible assets and investment property		(21,528)
Mazet Acquisition		9,468
Others	31,695	175
Property plant and equipment, ending balance	4,772,512	4,532,319	4,451,114
Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	17,419,522	16,525,293	16,525,293
Cost	43,110,825	39,597,174	36,373,386
Accumulated depreciation	(25,141,759)	(22,177,652)	(19,848,093)
Effect of foreign exchange differences	209,148	(19,497)
Acquisitions	147,439	265,728
Write-offs	(22,978)	(15,118)
Depreciation	(2,981,703)	(2,600,210)
Transfers to other asset categories	3,197,335	3,250,098
Transfer between groups - intangible assets and investment property		3,420
Mazet Acquisition		8,281
Others	303	1,527
Property plant and equipment, ending balance	17,969,066	17,419,522	16,525,293
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	45,917	40,882	40,882
Cost	372,094	297,916	284,863
Accumulated depreciation	(267,039)	(251,999)	(243,981)
Effect of foreign exchange differences	2,991	(1,877)
Acquisitions	9,562	2,791
Write-offs	(19)	(27)
Depreciation	(11,689)	(10,245)
Transfers to other asset categories	58,293	13,901
Transfer between groups - intangible assets and investment property		101
Mazet Acquisition		391
Property plant and equipment, ending balance	105,055	45,917	40,882
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	4,425,130	4,025,550	4,025,550
Cost	5,881,336	4,425,130	4,025,550
Effect of foreign exchange differences	(93,527)	(2,973)
Acquisitions	5,313,404	4,040,151
Capitalized interest	206,764	182,799
Write-offs	(37,463)	(82,136)
Transfers to other asset categories	(3,839,459)	(3,737,635)
Transfer between groups - intangible assets and investment property	(73,625)	(13,979)
Others	(19,888)	13,353
Property plant and equipment, ending balance	5,881,336	4,425,130	4,025,550
Right Of Use [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	674,786	644,880	644,880
Cost	1,269,089	1,126,977	1,057,566
Accumulated depreciation	(512,275)	(452,191)	(412,686)
Effect of foreign exchange differences	14,627	(1,667)
Acquisitions	14,117	73,215
Write-offs	(855)
Depreciation	(231,394)	(165,952)
Right of use - Remesurement	285,533	124,310
Property plant and equipment, ending balance	756,814	674,786	644,880
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning balance	304,477	197,619	197,619
Cost	922,119	860,818	643,304
Accumulated depreciation	(573,595)	(556,341)	(445,685)
Effect of foreign exchange differences	916	(104)
Acquisitions	32,533	59,035
Write-offs	(204)	(6,590)
Depreciation	(54,260)	(69,220)
Transfers to other asset categories	62,226	122,881
Transfer between groups - intangible assets and investment property	(838)	42
Mazet Acquisition		814
Others	3,674
Property plant and equipment, ending balance	R$ 348,524	R$ 304,477	R$ 197,619